Derivative Instruments and Accounting Hedges	12 Months Ended
Dec. 31, 2021
Disclosure of derivative financial instruments [text block] [Abstract]
Derivative Instruments and Accounting Hedges
9.	Derivative Instruments and Accounting Hedges:

(a)	As of December 31, 2020 and 2021, the Bank’s portfolio of derivative instruments is detailed as follows:

	As of December 31, 2020
		Fair value
	Notional amount contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	5,031	—	1,646
Interest rate swap	29,508	—	4,873
Total derivatives held for hedging purposes	34,539	—	6,519
Derivatives held as cash flow hedges
Interest rate swap and cross currency swap	1,217,457	51,062	65,172
Total Derivatives held as cash flow hedges	1,217,457	51,062	65,172

Derivatives held-for-trading purposes
Currency forward	21,751,181	551,964	637,164
Interest rate swap	44,189,444	1,167,416	1,189,828
Cross currency swap and interest rate swap	18,893,219	845,831	940,565
Call currency options	71,914	269	306
Put currency options	57,395	1,462	2,099
Total derivatives held-for-trading purposes	84,963,153	2,566,942	2,769,962
Total	86,215,149	2,618,004	2,841,653

	As of December 31, 2021
		Fair value
	Notional amount contract	Asset	Liability
	MCh$	MCh$	MCh$
Derivatives held for hedging of fair value
Cross currency swap	1,788	—	608
Interest rate swap	—	—	—
Total derivatives held for hedging purposes	1,788	—	608
Derivatives held as cash flow hedges
Currency forward	3,099	—	88
Interest rate swap and cross currency swap	1,362,671	277,803	—
Total Derivatives held as cash flow hedges	1,365,770	277,803	88

Derivatives held-for-trading purposes
Currency forward	21,676,356	742,545	505,463
Interest rate swap	44,811,310	825,525	831,338
Cross currency swap and interest rate swap	18,798,439	1,132,717	1,432,794
Call currency options	117,001	4,509	2,726
Put currency options	93,433	199	459
Total derivatives held-for-trading purposes	85,496,539	2,705,495	2,772,780
Total	86,864,097	2,983,298	2,773,476

(b)	Fair Value Hedges (notional):

The Bank uses cross-currency swaps and interest rate swaps to hedge its exposure to changes in the fair value of the hedged elements attributable to interest rates. The aforementioned hedge instruments change the effective cost of long-term issuances from a fixed interest rate to a variable interest rate, decreasing the duration and modifying the sensitivity to the shortest segments of the curve.

Below is a detail of the hedged elements and hedge instruments under fair value hedges as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	MCh$	MCh$
Notional Amounts
Hedged element
Commercial loans	5,031	1,788
Corporate bonds	29,508	—

Hedge instrument
Cross currency swap	5,031	1,788
Interest rate swap	29,508	—

(c)	Cash flow Hedges:

(c.1) The Bank uses cross currency swaps to hedge the risk from variability of cash flows attributable to changes in the interest rates and foreign exchange of borrowings from banks and bonds issued abroad in US Dollars, Hong Kong dollars, Swiss Franc, Japanese Yens, Peruvian Sol, Australian Dollars, Euros and Norwegian kroner. The cash flows of the cross currency swaps equal the cash flows of the hedged items, which modify uncertain cash flows to known cash flows derived from a fixed interest rate.

Additionally, these cross currency swap contracts used to hedge the risk from variability of the Unidad de Fomento (“CLF”) in assets flows denominated in CLF until a nominal amount equal to the portion notional of the hedging instrument CLF, whose readjustment daily impact the item “Interest Revenue” of the Income Financial Statements.

(c.2) Below are the cash flows of borrowings from banks and bonds issued abroad objects of these hedges and the cash flows of the asset part of the derivative:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Hedge element
Outflows:
Corporate Bond EUR	—	—	—	—	(1,473)	(1,626)	(2,946)	(3,252)	(44,037)	(47,854)	(51,871)	(56,380)	(100,327)	(109,112)
Corporate Bond HKD	—	—	—	—	(13,352)	(15,897)	(90,988)	(105,828)	(78,369)	(91,271)	(269,894)	(309,896)	(452,603)	(522,892)
Corporate Bond PEN	—	—	(775)	(841)	(775)	(841)	(3,098)	(3,366)	(3,098)	(3,366)	(41,484)	(43,383)	(49,230)	(51,797)
Corporate Bond CHF	—	(64)	—	—	(829)	(958)	(94,332)	(249,008)	(121,182)	(764)	—	(121,521)	(216,343)	(372,315)
Corporate Bond USD	—	—	—	—	(1,515)	(1,814)	(3,030)	(3,629)	(3,030)	(3,629)	(40,140)	(46,260)	(47,715)	(55,332)
Obligation USD	(202)	—	(76)	—	(157,455)	(427)	—	(60,047)	—	—	—	—	(157,733)	(60,474)
Corporate Bond JPY	—	—	—	(130)	(2,115)	(39,208)	(38,110)	(4,249)	(3,472)	(4,249)	(191,351)	(242,020)	(235,048)	(289,856)
Corporate Bond AUD	—	—	(970)	(1,220)	(3,928)	(4,794)	(9,796)	(12,024)	(9,799)	(12,023)	(206,991)	(264,901)	(231,484)	(294,962)
Corporate Bond NOK	—	—	—	—	(2,275)	(2,646)	(4,550)	(5,292)	(4,550)	(5,292)	(71,491)	(80,515)	(82,866)	(93,745)

Hedge instrument
Inflows:
Cross Currency Swap EUR	—	—	—	—	1,473	1,626	2,946	3,252	44,037	47,854	51,871	56,380	100,327	109,112
Cross Currency Swap HKD	—	—	—	—	13,352	15,897	90,988	105,828	78,369	91,271	269,894	309,896	452,603	522,892
Cross Currency Swap PEN	—	—	775	841	775	841	3,098	3,366	3,098	3,366	41,484	43,383	49,230	51,797
Cross Currency Swap CHF	—	64	—	—	829	958	94,332	249,008	121,182	764	—	121,521	216,343	372,315
Cross Currency Swap USD	—	—	—	—	1,515	1,814	3,030	3,629	3,030	3,629	40,140	46,260	47,715	55,332
Cross Currency Swap USD	202	—	76	—	157,455	427	—	60,047	—	—	—	—	157,733	60,474
Cross Currency Swap JPY	—	—	—	130	2,115	39,208	38,110	4,249	3,472	4,249	191,351	242,020	235,048	289,856
Cross Currency Swap AUD	—	—	970	1,220	3,928	4,794	9,796	12,024	9,799	12,023	206,991	264,901	231,484	294,962
Cross Currency Swap NOK	—	—	—	—	2,275	2,646	4,550	5,292	4,550	5,292	71,491	80,515	82,866	93,745

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—

(c.2) Below are the cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives:

	Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total
	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Hedge element
Inflows:
Cash flows in CLF	160	537	280	4,031	186,116	59,853	213,673	370,886	246,244	144,432	741,654	968,900	1,388,127	1,548,639

Hedge instrument
Outflows:
Cross Currency Swap HKD	(160)	(171)	—	—	(9,035)	(9,630)	(72,728)	(75,575)	(76,073)	(79,358)	(206,514)	(214,067)	(364,510)	(378,801)
Cross Currency Swap PEN	—	—	(48)	(51)	(49)	(52)	(194)	(207)	(194)	(206)	(31,965)	(33,974)	(32,450)	(34,490)
Cross Currency Swap JPY	—	—	—	(341)	(4,195)	(40,029)	(40,526)	(8,388)	(6,596)	(8,376)	(201,852)	(252,362)	(253,169)	(309,496)
Cross Currency Swap USD	—	—	—	—	(165,634)	(1,104)	(1,311)	(57,936)	(1,317)	(1,402)	(37,584)	(39,368)	(205,846)	(99,810)
Cross Currency Swap CHF	—	(366)	—	—	(3,929)	(5,281)	(91,923)	(220,166)	(114,409)	(4,387)	—	(115,104)	(210,261)	(345,304)
Cross Currency Swap EUR	—	—	—	—	(1,912)	(2,028)	(3,805)	(4,070)	(44,464)	(46,165)	(45,439)	(47,638)	(95,620)	(99,901)
Cross Currency Swap AUD	—	—	(232)	(540)	(738)	(1,064)	(1,939)	(3,212)	(1,942)	(3,208)	(152,709)	(197,125)	(157,560)	(205,149)
Cross Currency Swap NOK	—	—	—	—	(624)	(665)	(1,247)	(1,332)	(1,249)	(1,330)	(65,591)	(69,262)	(68,711)	(72,589)
Forward UF	—	—	—	(3,099)	—	—	—	—	—	—	—	—	—	(3,099)

Net cash flows	—	—	—	—	—	—	—	—	—	—	—	—	—	—

With respect to CLF assets hedged, these are revalued monthly according to the variation of the UF, which is equivalent to monthly reinvestment of the assets until maturity of the relationship hedging.

(c.3)	The unrealized results generated during the year 2021 by those derivative contracts that conform the hedging instruments in this cash flow hedging strategy have been recorded with credit to equity in an amount totaling Ch$182,376 million (a credit to equity for Ch$10,358 million and a debit for Ch$37,546 million as of December 31, 2020 and 2019, respectively). The net effect of tax credit to equity amounts for Ch$133,135 million in 2021 (a credit to equity for Ch$7,561 million and a debit to equity for Ch$27,408 million as of December 31, 2020 and 2019, respectively).

The accumulated balance for this concept net of income tax as of December 31, 2021 corresponds to a credit to equity amounting to Ch$81,305 million (a debit to equity amounting to Ch$51,830 million and Ch$59,391 million as of December 31, 2020 and 2019, respectively).

(c.4)	The effect of the cash flow hedging derivatives that offset the result of the hedged instruments corresponds to a credit to income of Ch$123,100 million in 2021 (a debit to income for Ch$39,449 million in 2020 and a credit to income for Ch$84,684 million in 2019).

(c.5)	As of December 31, 2021 and 2020, there was no inefficiency in the Bank’s cash flow hedge, because as both the hedge item and hedge instruments are mirrors of the other, all variation of value attributable to rate and revaluation components are almost entirely netted.

(c.6)	As of December 31, 2021 and 2020, the Bank had no hedges of net investments in foreign businesses.